Rule 497(e)

Registration Nos. 333-125751 and 811-21774

FIRST TRUST EXCHANGE-TRADED FUND
(the “Trust”)

FIRST TRUST DORSEY WRIGHT PEOPLE’S PORTFOLIO ETF
(formerly First Trust CBOE® S&P 500® VIX® Tail Hedge Fund)
(the “Fund”)

SUPPLEMENT TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2018

DATED JUNE 15, 2018

Notwithstanding anything to the contrary in the Fund’s Prospectus and Statement of Additional Information, the Fund operates as a diversified investment company and all references to the Fund operating as a non-diversified investment company are hereby deleted or revised as set forth below.

1.	Prospectus – Principal Investment Strategies. The final sentence of the section entitled “Principal Investment Strategies” is hereby deleted.
2.	Prospectus – Principal Risks. “Non-Diversification Risk” is hereby deleted from the section entitled “Principal Risks.”
3.	Statement of Additional Information – General Description of the Trust and the Funds. The table in the section entitled “General Description of the Trust and the Funds” is hereby revised to denote that the Fund is diversified.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE